Organization, Description of Business, Basis of Presentation, Reclassifications, Reverse Stock Split, Business Disposals, and Advance from NovellusDx, Ltd.	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Description of Business, Merger Agreement, Basis of Presentation, Reclassifications, Reverse Stock Split and Business Disposals

Note 1. Organization, Description of Business, Merger Agreement, Basis of Presentation, Reclassifications, Reverse Stock Split and Business Disposals

Cancer Genetics, Inc. (the “Company” or “CGI”) supports the efforts of the biotechnology and pharmaceutical industries to develop innovative new drug therapies. Until the closing of the Business Disposals (as defined below) in July 2019, the Company was an emerging leader in enabling precision medicine in oncology by providing multi-disciplinary diagnostic and data solutions, facilitating individualized therapies through its diagnostic tests, services and molecular markers. Following the Business Disposals described below, the Company currently has an extensive set of anti-tumor referenced data based on predictive xenograft and syngeneic tumor models from the acquisition of vivoPharm, Pty Ltd. (“vivoPharm”) in 2017, to provide Discovery Services such as contract research services, focused primarily on unique specialized studies to guide drug discovery and development programs in the oncology and immuno-oncology fields.

The Company was incorporated in the State of Delaware on April 8, 1999 and, until the Business Disposals, had offices and state-of-the-art laboratories located in New Jersey and North Carolina and today continues to have laboratories in Pennsylvania and Australia. The Company’s corporate headquarters are in Rutherford, New Jersey. The Company offers preclinical services such as predictive tumor models, human orthotopic xenografts and syngeneic immuno-oncology relevant tumor models in its Hershey PA facility, and is a leader in the field of immuno-oncology preclinical services in the United States. This service is supplemented with GLP toxicology and extended bioanalytical services in its Australian-based facilities in Clayton, Victoria. Beginning in February 2020, the Company also has an animal testing facility and laboratory in Gilles Plains, South Australia, Australia.

Merger Agreement

On August 24, 2020, the Company announced the entry into an Agreement and Plan of Merger and Reorganization dated August 21, 2020 (“Merger Agreement”) between the Company, StemoniX, Inc., a Minnesota corporation (“StemoniX”), and CGI Acquisition, Inc., a Minnesota corporation and wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will merge with and into StemoniX, with StemoniX surviving the merger and becoming a direct, wholly-owned subsidiary of the Company (the “Merger”). The transaction is structured as a reverse merger with StemoniX as the acquirer for accounting purposes.

Pursuant to, and subject to the conditions of, the Merger Agreement, each share of common stock of StemoniX (other than Dissenting Shares (as defined in the Merger Agreement)), issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) shall be automatically converted into the right to receive an amount of shares of common stock, par value $ 0.0001 per share, of the Company (“CGI Common Stock”) equal to the Exchange Ratio (as defined in the Merger Agreement). All options to purchase shares of StemoniX Common Stock (“StemoniX Options”) outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into a stock option to purchase shares of CGI Common Stock, proportionately adjusted based on the Exchange Ratio. All warrants to purchase shares of StemoniX Common Stock (“StemoniX Warrants”) outstanding immediately prior to the Effective Time will be cancelled and converted into the right to receive the same consideration such warrantholder would have received had they exercised the StemoniX Warrants immediately prior to the merger, based on the Exchange Ratio, net of the exercise price. As a result, immediately following the Effective Time, but prior to the proportionate dilution to come from the contemplated private placement that is a condition of the merger (the “Private Placement”), the former StemoniX shareholders will hold approximately 78% of the outstanding shares of CGI Common Stock (which outstanding shares, the “Deemed Outstanding Shares”, in this context, includes the CGI Common Stock issuable on a net exercise basis with respect to any in-the-money CGI options, in-the-money CGI warrants, in-the-money StemoniX Options and in-the-money StemoniX Warrants but does not include any shares issued in the Private Placement) and the stockholders of CGI, will retain ownership of approximately 22% of the Deemed Outstanding Shares, with such percentages subject to certain closing adjustments based on the Net Cash (as defined in the Merger Agreement) held by each company (such adjustment, the “Net Cash Adjustment”) and, proportionately for all equity holders of the post-merger company, dilution from the Private Placement. The exact number of shares of CGI Common Stock that will be issued to StemoniX shareholders will be fixed immediately prior to the Effective Time to reflect the capitalization of CGI as of immediately prior to such time as well as the Net Cash Adjustment.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions for interim reporting as prescribed by the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019, filed with the SEC on May 29, 2020. The condensed consolidated balance sheet as of December 31, 2019, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Interim financial results are not necessarily indicative of the results that may be expected for any future interim period or for the year ending December 31, 2020.

Reclassifications

Certain items in the prior year consolidated financial statements have been reclassified to conform to the current presentation.

Reverse Stock Split

On October 24, 2019, the Company amended its Certificate of Incorporation and effected a 30-for-1 reverse stock split of its common stock. All shares and per share information referenced throughout the condensed consolidated financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split.

Business Disposals - Discontinuing Operations

Interpace Diagnostics Group, Inc.

On July 15, 2019, the Company entered into a secured creditor asset purchase agreement (the “BioPharma Agreement”) by and among the Company, Gentris, LLC, a wholly-owned subsidiary of the Company, Partners for Growth IV, L.P. (“PFG”), Interpace Biosciences, Inc. (“IDXG”) and a newly-formed subsidiary of IDXG, Interpace BioPharma, Inc. (“Buyer”). The BioPharma Agreement provided for a consensual private foreclosure sale by PFG of all assets relating to the Company’s BioPharma Business (as defined in the BioPharma Agreement) to Buyer (the “BioPharma Disposal”).

Pursuant to the BioPharma Agreement, Buyer purchased from PFG certain assets and assumed certain liabilities of the Company relating to the BioPharma Business, providing as gross consideration $ 23.5 million, less certain closing adjustments totaling $ 2.0 million, of which $ 7.7 million was settled in the form of a promissory note issued by Buyer to the Company (the “Excess Consideration Note”) and the remainder was paid to PFG in cash. PFG utilized the cash proceeds to satisfy the outstanding balances of the Silicon Valley Bank (“SVB”) asset-based revolving line of credit (“ABL”) and the $ 6.0 million term note to PFG (“PFG Term Note”), and to satisfy certain transaction expenses. The balance of $ 2.3 million was delivered to the Company in addition to the Excess Consideration Note.

The Excess Consideration Note, which required interest-only quarterly payments at a rate of 6% per year, matured in October 2019 and was settled on October 24, 2019 for $ 6.0 million, including interest of $ 24 thousand. The Buyer withheld from the settlement of the Excess Consideration Note approximately $ 775 thousand for a net worth adjustment (assets less liabilities) of the BioPharma business (“Net Worth”), $ 153 thousand to secure collection of certain older accounts receivable of the Company purchased by Buyer (“AR Holdback”) and an additional $ 735 thousand as security for indemnification obligations of the Company for any breaches of certain limited warranties and covenants of the Company and other specified items (“Indemnification Holdback”). The Company received the full amounts of the AR Holdback and the Indemnification Holdback in April and May 2020.

The Company and Buyer also entered into a transition services agreement (the “TSA”) pursuant to which the Company and Buyer are providing certain services to each other to accommodate the transition of the BioPharma Business to Buyer. In particular, the Company agreed to provide to Buyer, among other things, certain personnel services, payroll processing, administration services and benefit administration services, for a reasonable period commencing July 15, 2019, subject to the terms and conditions of the TSA, in exchange for payment or reimbursement, as applicable, by Buyer for the costs related thereto, including salaries and benefits for certain of the Company’s BioPharma employees during the transition period. The Buyer paid for certain costs of the Company under the TSA with respect to a limited number of employees and professionals. Such shared services amounted to $ 10 thousand and $ 208 thousand for the quarter and the nine months ended September 30, 2020, respectively. In addition, the Buyer was reimbursing the Company, in part, for the salaries and benefits of John A. Roberts, the Company’s Chief Executive Officer, and Glenn Miles, the Company’s Chief Financial Officer through July 2020. The reimbursed portion of such salaries and benefits amounted to $ 5 thousand and $ 155 thousand for the quarter and nine months ended September 30, 2020, respectively. Including the amounts due under the TSA described above, the net amount due to the Buyer is approximately $ 421 thousand at September 30, 2020.

In connection with the closing of the BioPharma Disposal, the SVB ABL and the PFG Term Note were terminated, and all related liens were released.

siParadigm, Inc.

On July 5, 2019, the Company entered into an asset purchase agreement (the “Clinical Agreement”) by and among the Company and siParadigm, LLC (“siParadigm”), pursuant to which the Company sold to siParadigm, certain assets associated with the Company’s clinical laboratory business (the “Clinical Business,” and such assets, the “Designated Assets”), and agreed to cease operating its Clinical Business. The Designated Assets include intellectual property, equipment and customer lists associated with the Clinical Business. The cash consideration paid by siParadigm at closing was approximately $ 747 thousand, which includes approximately $ 45 thousand for certain equipment plus a $ 1.0 million advance payment of the Earn-Out (as defined below), less adjustments and costs of approximately $ 298 thousand. The Clinical Business sale (together with the BioPharma Disposal, the “Business Disposals”) was completed on July 8, 2019.

The Earn-Out, to be paid over the 24 months post-closing, is based on fees for all tests performed by siParadigm for the Company’s clinical customers during the 12-month period following the closing (the “Earn-Out”). The Company has netted the Earn-out and Advance from siParadigm as of September 30, 2020 as all amounts are fixed and determinable and the Company and siParadigm intend to offset. At September 30, 2020, the net Earn-Out receivable from siParadigm was approximately $ 141 thousand.

Under the Clinical Agreement, the Company agreed to certain non-competition and non-solicitation provisions, including that it cease performing certain clinical tests and will not solicit or seek business from certain of its customers (other than for the Company’s other lines of business) for a period of three years following the closing date (through July 2022).

The Business Disposals have been classified as discontinuing operations in conformity with GAAP. Accordingly, BioPharma and Clinical operations and balances have been reported as discontinuing operations and removed from all financial disclosures of continuing operations. As permitted by Accounting Standards Codification (“ASC”) 205-20, the Company elected to allocate approximately $ 22 thousand and $ 1.5 million of interest expense on the convertible promissory note (“Convertible Note”) to Iliad Research and Trading, L.P. (“Iliad”) and Advance from NovellusDx, Ltd. (“NDX”) that was not required to be repaid to discontinuing operations during the three and nine months ended September 30, 2019, respectively. Unless otherwise indicated, information in these notes to unaudited condensed consolidated financial statements relates to continuing operations.